Exhibit 99.4

Rebuttal Findings 06.15.2026

Seller:

Deal ID:

Total Loan Count: 492

Loans by Grade in Population
Loan Grade	Count	Percentage
1	428	86.99%
2	25	5.08%
3	39	7.93%

Trade Summary
Loan Status	Count	Percentage
Review Complete	453	92.07%
In Rebuttal	39	7.93%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	74	68	68	39	35	0	0	39	0	26	9
1	1402	0	0	1402	0	0	0	0	0	0	1402

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	17	17	0	0	7	0	1
Security Instrument - Name Discrepancy	10	10	0	0	2	0	0
Security Instrument - Missing Rider/Addendum	2	2	0	0	2	0	0
Security Instrument - Inaccurate	2	2	0	0	2	0	0
State Testing	1	1	0	0	0	0	1
Rescission Test	1	1	0	0	1	0	0
Security Instrument - Incomplete	1	1	0	0	0	0	0
Valuation	57	57	0	0	32	0	25
Appraisal - Value is not supported within a 10% variance	57	57	0	0	32	0	25